INVENTORIES, NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
INVENTORIES, NET [Abstract]
Finished goods	$ 321	$ 321
Raw materials and packaging	113	121
Work in process	2	3
LIFO allowances	(36)	(40)
Allowances for obsolescence	(14)	(11)
Total	386	394
Percentage of inventory valued with the LIFO method	34.00%	37.00%
Effect on earnings of the liquidation of LIFO layers	2	3	2
Inventory consigned to others	4	2
Obsolescence expense	$ 13	$ 12	$ 13